INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS (LIABILITIES)

The components of net deferred tax assets (liabilities) at December 31, 2023 and 2022 were as follows:

	Year Ended December 31,
(in thousands)	2023	2022
Deferred tax assets:
Net operating losses	$52,540	$44,509
Capitalized research expenses	3,432	3,686
Fixed asset depreciation	487	678
Other	697	804
ASC 842 Right of Use Liability	137	-
Total deferred tax assets	57,293	49,677
Valuation allowance	(57,170)	(49,677)
Deferred tax assets	123	-

Deferred tax liabilities:
ASC 842 Right of Use Asset	(123)	-
Deferred tax liabilities	(123)	-

Net deferred tax asset	$-	$-

SCHEDULE OF RECONCILIATION OF STATUTORY FEDERAL INCOME TAX RATE

The reconciliation of the statutory federal income tax rate to the Company’s effective tax rate for the years ended December 31, 2023 and 2022 was as follows:

	Year Ended December 31,
	2023	2022
Tax at federal statutory rate	21%	21%
State tax, net of federal benefit	-	5
Change in valuation allowance	(17)	(26)
Change in warrant valuation	1	1
Net operating loss reduction due to Section 382 limitation	(1)	-
Permanent items	(1)	(1)
Deferred Adjustments, Return to Provision	(3)	-
Effective income tax rate	-%	-%

SCHEDULE OF UNRECOGNIZED TAX BENEFITS

(in thousands)	Federal Tax	State Tax	Total
Balance at December 31, 2021	$4,937	$5,644	$10,581
Return to provision true up	-	-	-
Increase in tax position during 2022	223	212	435
Decrease due to expirations during 2022	(785)	-	(785)
Balance at December 31, 2022	4,375	5,856	10,231
Return to provision true up	-	-	-
Increase in tax position during 2023	282	211	493
Decrease due to expirations during 2023	-	-	-
Balance at December 31, 2023	$4,657	$6,067	$10,724